Operating facility and loan and derivative assets and liabilities	12 Months Ended
Jun. 30, 2025
Operating Facility And Loan And Derivative Assets And Liabilities [Abstract]
Operating facility and loan and derivative assets and liabilities	Operating facility and loan and derivative assets and liabilities
(a)    Operating facility and loan

(i)On October 18, 2019, the Company entered into a loan facility with two banks and drew down $34,800. This loan is repayable on a straight-line basis through quarterly installment of $1,450, and was scheduled to be fully repaid on September 30, 2025. The balance outstanding against this term loan facility as of June 30, 2025 is $nil (June 30, 2024 - $7,250). On March 24, 2025, the Company issued repayment notice for the prepayment of the remaining balance of $2,900. As at June 30, 2025, term loan facility balance of $nil (June 30, 2024 - $5,800) is classified as current and $nil (June 30, 2024 - $1,450) as long-term in the consolidated statements of financial position.

(ii)On March 31, 2021, the Company amended its term loan facility with its lenders and drew down a second loan of $52,500 to fund part of the acquisition of StarBlue Inc. The second loan is repayable, on a straight-line basis, through quarterly payments of $2,188 and matures on February 28, 2027. The balance outstanding against this term loan facility as of June 30, 2025 is $15,313 (June 30, 2024 - $24,063). As at June 30, 2025, $8,750 (June 30, 2024 - $8,750) is classified as current and $6,563 (June 30, 2024 - $15,313) is classified as long-term in the consolidated statements of financial position.

(iii) On March 28, 2022, the Company amended its term loan facility with its lenders and drew down a third loan of $45,000 to fund part of the acquisition of NetFortris Corporation. The loan is repayable, on a straight-line basis, through quarterly payments of $1,875 and is due to mature on March 31, 2028. On June 28, 2022, the Company amended its term loan facility with its lenders, the amended repayment for the first twelve quarterly payments of
$788 and $2,963 thereafter. The first quarterly repayment of $2,963 was made on June 30, 2025. The balance outstanding against this term loan facility as of June 30, 2025 is $32,587 (June 30, 2024 - $37,912). As at June 30, 2025, $11,850 (June 30, 2024 - $5,325) is classified as current and $20,737 (June 30, 2024 - $32,587) is classified as long-term in the consolidated statements of financial position. On June 4, 2024, the Company entered into the third amendment to the Second Amended and Restated Credit Agreement to reflect certain administrative amendments.

(iv)On April 6, 2023 the Company increased the amount of the revolving credit facility from $6,000 to $20,000 and the amount of the swingline credit facility from $1,500 to $5,000. As of June 30, 2025, there is no outstanding balance on the revolving credit facility (June 30, 2024 - $8,600).
For the year ended June 30, 2025, the Company incurred interest costs to service its borrowing facilities, comprising of the loans and operating facilities, in the amount of $3,953 (June 30, 2024 - $6,270). During the year ended June 30, 2025, the Company borrowed $nil (June 30, 2024 - $nil) in term loans and repaid $21,325 (June 30, 2024 - $17,700) in term loans. The Company repaid $8,600 (June 30, 2024 - $5,300) in revolving credit facility.
Under its credit agreements with its lenders, the Company must satisfy certain financial covenants, principally in respect of total funded debt to earnings before interest, taxes and amortization (“EBITDA”), and debt service coverage ratio. As at June 30, 2025, and June 30, 2024 the Company was in compliance with all covenants related to its credit agreements.
(b)    Derivative assets and liabilities

The Company uses derivative financial instruments to hedge its exposure to interest rate risks. All derivative financial instruments are recognized as either assets or liabilities at fair value on the consolidated statements of financial position. Upon entering into a hedging arrangement with an intent to apply hedge accounting, the Company formally documents the hedge relationship and designates the instrument for financial reporting purposes as a fair value hedge, a cash flow hedge, or a net investment hedge. When the Company determines that a derivative financial instrument qualifies as a cash flow hedge and is effective, the changes in fair value of the instrument are recorded in accumulated other comprehensive loss, net of tax in the consolidated statements of financial position and will be reclassified to earnings when the hedged item affects earnings.

The interest rate swap arrangement with two banks became effective on January 31, 2020, with a maturity date of December 31, 2024. The notional amount of the swap agreement at inception was $17,400 and decreases in line with the term of the loan facility. Effective March 31, 2022, Sangoma US Inc. entered into a fixed rate swap transaction worth $43,750 over a five year period and terminating on February 28, 2027. As of June 30, 2025, the notional amount of the interest rate swap was $15,313 (June 30, 2024 – $27,845). The interest rate swap has a weighted average fixed rate of 1.80% (June 30, 2024 – 1.80%) and have been designated as an effective cash flow hedge and therefore qualifies for hedge accounting.

As at June 30, 2025, the fair value of the interest rate swap assets were valued at current of $254 (June 30, 2024 - $727) and non-current $41 (June 30, 2024 – $320). The current and non-current derivative assets were recorded in the consolidated statements of financial position.
For the year ended June 30, 2025, the change in fair value of the interest rate swaps, net of tax, was a loss of $561 (June 30, 2024 – a loss of $709) recorded in other comprehensive loss in the consolidated statements of loss and comprehensive loss. The fair value of interest rate swap is determined based on the market conditions and the terms of the interest rate swap agreement using the discounted cash flow methodology. Any differences between the hedged SOFR rate and the fixed rate are recorded as interest expense on the same period that the related interest is recorded for the loan facility based on the SOFR rate.